Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Cash	$ 628	$ 577	$ 525	$ 385
Short-term investments	368	527
Net derivative contracts	(13)	83
Long-term debt converted to floating interest rates by interest rate swaps - net	(1)	87
Quoted prices in active markets for identical assets (Level 1) [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Cash	628	577
Short-term investments	368	527
Net derivative contracts	0	0
Long-term debt converted to floating interest rates by interest rate swaps - net	0	0
Other Observable inputs Level 2) [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Cash	0	0
Short-term investments	0	0
Net derivative contracts	(13)	83
Long-term debt converted to floating interest rates by interest rate swaps - net	(1)	87
Unobservable inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Cash	0	0
Short-term investments	0	0
Net derivative contracts	0	0
Long-term debt converted to floating interest rates by interest rate swaps - net	$ 0	$ 0